Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000018126
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,545	$ 13,303	$ 13,061	$ 12,786	$ 12,665	$ 12,434	$ 12,742	$ 12,588	$ 12,687	$ 12,676	$ 12,137	$ 11,557	$ 11,778	$ 12,052	$ 12,126	$ 12,031	$ 11,968	$ 12,158	$ 12,105	$ 11,915	$ 12,179	$ 11,715	$ 11,738	$ 11,365	$ 11,406	$ 11,863	$ 12,050	$ 11,728	$ 12,195	$ 12,185	$ 12,610	$ 12,766	$ 12,963	$ 13,274	$ 13,128	$ 13,255	$ 13,206	$ 13,343	$ 13,284	$ 13,196	$ 13,020	$ 12,932	$ 12,766	$ 12,776	$ 12,844	$ 12,903	$ 12,695	$ 12,051	$ 12,106	$ 12,180	$ 12,097	$ 11,628	$ 11,408	$ 11,022	$ 10,654	$ 12,143	$ 12,327	$ 12,244	$ 11,973	$ 12,009	$ 11,894	$ 11,841	$ 11,744	$ 11,727	$ 11,427	$ 11,471	$ 11,374	$ 11,259	$ 11,145	$ 10,783	$ 10,898	$ 10,965	$ 11,190	$ 11,140	$ 11,115	$ 11,015	$ 11,015	$ 11,040	$ 11,065	$ 11,073	$ 11,199	$ 11,124	$ 11,060	$ 11,036	$ 11,036	$ 10,981	$ 10,973	$ 10,855	$ 10,752	$ 10,657	$ 10,586	$ 10,586	$ 10,467	$ 10,262	$ 10,143	$ 10,235	$ 10,319	$ 10,296	$ 10,204	$ 9,983	$ 9,838	$ 9,845	$ 9,616	$ 9,204	$ 9,166	$ 9,334	$ 9,504	$ 9,633	$ 9,404	$ 9,533	$ 9,683	$ 9,790	$ 9,962	$ 10,005	$ 9,862	$ 9,969	$ 9,847	$ 9,933	$ 10,059	$ 10,039	$ 10,000
C000125494
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 10,779	10,595	10,368	10,069	10,055	9,906	10,197	10,147	10,275	10,431	9,991	9,466	9,601	9,920	10,069	9,998	9,998	10,190	10,162	9,835	10,218	9,892	9,885	9,373	9,416	9,963	10,382	10,147	10,595	10,552	11,227	11,568	11,695	11,937	11,929	11,976	12,031	12,242	12,283	12,181	12,290	12,167	11,990	12,208	12,426	12,548	12,293	11,963	11,918	12,008	11,956	11,509	11,302	11,075	10,725	11,198	11,172	11,049	10,942	11,045	10,968	11,064	10,865	10,949	10,705	10,603	10,609	10,526	10,564	10,346	10,190	10,171	10,317	10,368	10,412	10,387	10,463	10,591	10,762	10,667	10,769	10,597	10,548	10,460	10,504	10,561	10,479	10,263	10,244	10,091	9,977	9,933	9,882	9,729	9,745	10,172	10,419	10,369	10,375	10,211	9,958	10,123	9,883	9,516	9,377	9,377	9,396	9,548	9,478	9,504	9,535	9,548	9,636	9,813	9,706	9,819	9,883	9,870	9,943	9,997	10,000
C000018127
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 10,713	10,529	10,302	10,004	9,990	9,849	10,139	10,089	10,217	10,373	9,926	9,409	9,544	9,863	10,011	9,941	9,941	10,132	10,104	9,785	10,160	9,834	9,827	9,324	9,367	9,912	10,323	10,096	10,543	10,500	11,166	11,506	11,634	11,875	11,873	11,920	11,968	12,185	12,226	12,124	12,233	12,111	11,934	12,151	12,369	12,491	12,236	11,912	11,861	11,958	11,906	11,459	11,259	11,026	10,683	11,155	11,129	11,006	10,899	10,995	10,925	11,021	10,822	10,905	10,669	10,566	10,573	10,483	10,528	10,304	10,153	10,134	10,280	10,331	10,382	10,350	10,427	10,554	10,725	10,630	10,732	10,567	10,512	10,423	10,474	10,531	10,448	10,233	10,214	10,061	9,947	9,909	9,852	9,706	9,722	10,149	10,397	10,347	10,353	10,189	9,943	10,107	9,867	9,501	9,368	9,368	9,381	9,538	9,469	9,494	9,526	9,538	9,627	9,810	9,703	9,816	9,879	9,867	9,941	9,996	10,000
C000018128
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 10,443	10,273	10,046	9,763	9,756	9,614	9,897	9,855	9,975	10,131	9,706	9,203	9,331	9,649	9,791	9,727	9,727	9,919	9,890	9,579	9,954	9,635	9,628	9,139	9,182	9,713	10,124	9,904	10,337	10,301	10,960	11,300	11,421	11,661	11,656	11,711	11,765	11,976	12,017	11,922	12,030	11,915	11,745	11,956	12,173	12,296	12,050	11,732	11,687	11,778	11,732	11,297	11,096	10,875	10,538	11,005	10,979	10,862	10,757	10,860	10,790	10,886	10,693	10,777	10,545	10,442	10,448	10,371	10,410	10,197	10,050	10,031	10,172	10,229	10,281	10,255	10,332	10,460	10,633	10,544	10,646	10,480	10,431	10,348	10,392	10,450	10,373	10,162	10,143	9,996	9,887	9,848	9,797	9,645	9,670	10,091	10,343	10,298	10,305	10,145	9,897	10,063	9,827	9,464	9,330	9,336	9,355	9,508	9,444	9,470	9,502	9,521	9,610	9,795	9,687	9,801	9,865	9,859	9,936	9,994	10,000
C000018129
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,968	15,610	15,358	15,075	14,946	14,764	14,909	14,748	14,657	14,674	14,108	13,553	13,831	13,991	13,956	13,713	13,457	13,666	13,582	13,553	13,822	13,243	13,307	12,982	12,692	13,258	13,502	12,734	13,757	13,804	14,401	14,535	14,743	15,196	14,893	15,132	15,216	15,258	15,176	15,135	14,940	14,897	14,678	14,648	14,567	14,567	14,241	13,575	13,520	13,699	13,552	12,884	12,741	12,228	11,727	13,143	13,347	13,335	13,070	13,023	12,965	12,951	12,974	12,938	12,642	12,798	12,641	12,484	12,325	11,800	12,055	12,135	12,332	12,252	12,194	12,058	12,000	12,001	11,936	11,981	12,127	12,050	12,014	11,981	11,949	11,829	11,817	11,688	11,656	11,548	11,451	11,458	11,285	11,117	10,924	10,973	10,971	10,905	10,666	10,395	10,280	10,210	9,838	9,438	9,388	9,596	9,873	10,035	9,739	9,993	10,207	10,232	10,368	10,309	10,184	10,212	9,943	9,906	10,102	10,111	10,000
C000182246
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,522	12,333	12,231	12,016	11,915	11,716	11,915	11,833	11,969	11,919	11,615	11,294	11,393	11,621	11,731	11,706	11,761	11,905	11,881	11,555	11,746	11,496	11,630	11,381	11,275	12,076	12,374	11,846	12,263	12,386	12,699	12,925	12,826	13,123	13,079	12,992	12,884	12,993	13,025	12,696	12,596	12,471	12,293	12,324	12,502	12,491	12,342	12,155	12,227	12,280	12,197	11,846	11,691	11,629	11,257	11,370	11,195	10,958	10,916	10,916	10,885	11,064	10,788	10,747	10,668	10,486	10,436	10,254	10,254	10,072	10,053	10,033	10,194	10,308	10,228	10,268	10,228	10,198	10,198	10,100	10,218	10,297	10,179	10,169		10,189	10,092	10,034	10,102	10,112	10,054	10,058
C000018130
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,874	12,680	12,576	12,354	12,252	12,047	12,252	12,168	12,309	12,258	11,946	11,629	11,717	11,954	12,067	12,042	12,100	12,248	12,236	11,889	12,085	11,828	11,968	11,712	11,602	12,429	12,737	12,192	12,612	12,750	13,072	13,307	13,205	13,512	13,467	13,378	13,267	13,369	13,413	13,074	12,973	12,843	12,660	12,694	12,877	12,866	12,714	12,521	12,596	12,662	12,567	12,204	12,044	11,980	11,597	11,715	11,545	11,289	11,258	11,258	11,227	11,413	11,118	11,086	11,007	10,809	10,767	10,579	10,579	10,392	10,373	10,353	10,519	10,638	10,545	10,586	10,547	10,526	10,526	10,426	10,548	10,629	10,508	10,498	10,468	10,520	10,410	10,360	10,432	10,432	10,373	10,387	10,338	10,258	10,266	10,454	10,503	10,441	10,500	10,421	10,209	10,296	10,257	10,082	9,974	9,828	9,908	9,918	9,908	9,978	10,046	10,036	10,133	10,201	10,133	10,172	10,317	9,978	10,097	10,097	10,000
C000089752
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 12,537	12,356	12,254	12,038	11,945	11,745	11,945	11,870	12,008	11,970	11,661	11,338	11,437	11,664	11,787	11,762	11,815	11,972	11,948	11,627	11,820	11,567	11,711	11,461	11,353	12,160	12,474	11,940	12,360	12,496	12,812	13,050	12,950	13,251	13,215	13,117	13,019	13,127	13,159	12,837	12,733	12,616	12,436	12,476	12,655	12,655	12,500	12,310	12,394	12,446	12,362	12,015	11,858	11,795	11,417	11,533	11,365	11,124	11,089	11,089	11,057	11,248	10,967	10,935	10,850	10,664	10,623	10,437	10,437	10,262	10,241	10,231	10,385	10,510	10,428	10,469	10,437	10,406	10,416	10,313	10,434	10,524	10,402	10,402	10,362	10,420	10,321	10,261	10,340	10,349	10,290	10,302	10,252	10,183	10,188	10,374	10,423	10,367	10,436	10,357	10,147	10,235	10,206	10,030	9,933	9,777	9,863	9,873	9,883	9,942	10,010	10,000	10,107	10,175	10,116	10,155	10,301	9,971	10,087	10,097	10,000
C000018131
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,442	14,077	13,834	13,567	13,470	13,299	13,470	13,324	13,227	13,251	12,734	12,231	12,483	12,666	12,666	12,414	12,185	12,368	12,323	12,277	12,528	12,048	12,115	11,810	11,571	12,072	12,290	11,658	12,486	12,529	13,052	13,096	13,270	13,641	13,299	13,546	13,463	13,546	13,463	13,422	13,217	13,156	12,909	12,766	12,663	12,601	12,394	11,711	11,691	11,789	11,555	11,028	10,872	10,442	9,935	11,672	12,121	12,179	11,768	11,805	11,805	11,732	11,805	11,914	11,585	11,841	11,732	11,695	11,549	11,019	11,370	11,489	11,744	11,608	11,557	11,370	11,336	11,353	11,285	11,353	11,506	11,421	11,355	11,323	11,259	11,178	11,226	11,162	11,098	11,018	10,905	10,937	10,777	10,536	10,356	10,295	10,311	10,220	10,008	9,720	9,523	9,402	9,084	8,569	8,539	8,857	9,190	9,449	9,162	9,421	9,708	9,858	10,089	10,076	9,953	10,076	9,844	9,871	10,049	10,037	10,000
C000089753
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,711	11,588	11,467	11,258	11,171	11,038	11,180	11,095	11,203	11,144	10,896	10,614	10,661	10,769	10,769	10,714	10,797	10,859	10,797	10,629	10,808	10,579	10,572	10,331	10,397	10,691	10,905	10,729	10,867	10,808	11,029	11,316	11,417	11,586	11,610	11,613	11,680	11,748	11,771	11,683	11,684	11,640	11,575	11,663	11,764	11,788	11,743	11,669	11,687	11,695	11,681	11,558	11,394	11,250	11,002	11,266	11,123	10,959	10,943	10,968	10,916	10,949	10,773	10,770	10,647	10,530	10,498	10,352	10,311	10,207	10,101	10,080	10,098	10,128	10,076	10,053	10,073	10,023	10,074	10,044	10,098	10,180	10,170	10,191	10,185	10,226	10,171	10,125	10,138	10,082	10,028	10,019	9,976	9,952	9,938	10,106	10,140	10,136	10,139	10,104	9,965	9,965	9,912	9,811	9,786	9,701	9,763	9,784	9,784	9,739	9,759	9,732	9,799	9,800	9,800	9,757	9,798	9,652	9,682	9,649	9,576
C000173092
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,509	11,388	11,269	11,064	10,978	10,848	10,987	10,904	11,010	10,951	10,708	10,430	10,477	10,583	10,583	10,529	10,611	10,672	10,611	10,445	10,621	10,396	10,390	10,153	10,218	10,512	10,729	10,562	10,695	10,656	10,869	11,170	11,275	11,448	11,481	11,481	11,565	11,640	11,670	11,582	11,590	11,555	11,498	11,593	11,699	11,730	11,695	11,628	11,654	11,659	11,662	11,537	11,391	11,244	11,012	11,272	11,135	10,988	10,980	11,001	10,966	11,006	10,836	10,840	10,723	10,612	10,575	10,434	10,409	10,310	10,201	10,186	10,222	10,259	10,204	10,193	10,234	10,190	10,238	10,224	10,284	10,374	10,361	10,399	10,399	10,448	10,388	10,348	10,368	10,327	10,267	10,266	10,226	10,208	10,210	10,380	10,429	10,421	10,425	10,398	10,265	10,265	10,220	10,126	10,101	10,014	10,097	10,118	10,127	10,091	10,112	10,093	10,172	10,182	10,193	10,157	10,199	10,059	10,090	10,065	10,000
C000211126
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,581	11,456	11,322	11,113	11,023	10,890	11,027	10,952	11,045	10,995	10,734	10,453	10,508	10,613	10,598	10,553	10,619	10,689	10,614	10,445	10,619	10,392	10,382	10,143	10,205	10,503	10,699	10,534	10,656	10,595	10,809	11,088	11,184	11,358	11,368	11,368	11,432	11,495	11,515	11,426	11,424	11,377	11,322	11,395	11,491	11,512	11,475	11,389	11,403	11,398	11,392	11,269	11,106	10,953	10,718	10,963	10,821	10,669	10,650	10,672		10,649	10,475	10,469	10,357	10,231	10,197	10,052
C000018132
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,547	12,412	12,267	12,054	11,957	11,813	11,962	11,869	11,982	11,916	11,647	11,330	11,390	11,504	11,501	11,440	11,513	11,589	11,520	11,325	11,526	11,268	11,270	11,011	11,079	11,390	11,603	11,425	11,558	11,492	11,724	12,040	12,144	12,322	12,345	12,334	12,415	12,484	12,506	12,410	12,397	12,359	12,288	12,379	12,483	12,494	12,455	12,374	12,390	12,385	12,379	12,235	12,070	11,903	11,649	11,915	11,761	11,597	11,577	11,591	11,544	11,577	11,388	11,371	11,251	11,124	11,078	10,920	10,886	10,774	10,649	10,635	10,652	10,681	10,614	10,598	10,616	10,561	10,602	10,579	10,633	10,718	10,694	10,725	10,716	10,757	10,686	10,636	10,657	10,597	10,527	10,526	10,468	10,441	10,435	10,609	10,642	10,626	10,637	10,588	10,450	10,438	10,390	10,282	10,244	10,163	10,215	10,245	10,242	10,193	10,202	10,182	10,250	10,239	10,247	10,190	10,240	10,086	10,115	10,069	10,000
C000018125
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,748	12,559	12,373	12,089	11,924	11,739	11,998	11,866	12,030	12,014	11,520	11,020	11,218	11,499	11,538	11,543	11,583	11,691	11,595	11,350	11,611	11,227	11,263	10,878	11,133	11,613	11,946	11,661	11,818	11,799	12,110	12,461	12,565	12,732	12,753	12,750	12,814	12,850	12,860	12,785	12,771	12,749	12,668	12,710	12,704	12,651	12,592	12,540	12,541	12,495	12,458	12,369	12,213	12,105	11,913	12,346	12,235	12,087	12,090	12,085	12,044	12,053	11,890	11,874	11,776	11,601	11,585	11,416	11,410	11,317	11,118	11,011	11,053	11,118	11,026	11,053	11,051	10,967	10,986	10,916	10,943	11,043	11,015	11,027	11,010	11,051	10,953	10,908	10,929	10,843	10,762	10,753	10,700	10,679	10,690	10,833	10,857	10,814	10,800	10,759	10,639	10,611	10,565	10,527	10,508	10,358	10,379	10,388	10,413	10,342	10,339	10,275	10,322	10,314	10,308	10,251	10,280	10,157	10,160	10,093	10,000
C000018136
Account Value [Line Items]
Line Graph and Table Measure Name	Admin Class
Account Value	$ 22,331	22,530	23,023	21,346	21,797	20,875	21,943	20,634	19,680	20,235	18,591	17,381	18,302	19,239	19,640	18,677	17,091	17,372	17,560	18,540	18,421	17,031	17,905	17,058	15,228	16,915	17,403	15,663	17,283	16,848	18,108	18,250	18,258	19,352	18,508	18,967	18,266	18,440	18,136	18,421	18,719	18,334	17,633	16,858	15,387	15,071	14,029	12,309	11,839	12,469	12,017	11,638	11,495	11,002	9,809	12,785	14,310	14,826	14,472	14,177	14,051	13,682	14,214	14,087	13,192	14,319	13,598	13,950	13,224	11,912	13,528	13,382	14,728	15,184	14,755	14,458	14,391	14,002	13,993	13,957	14,671	14,343	14,516	14,069	13,936	13,074	13,341	13,106	12,804	13,129	13,133	13,290	13,090	13,098	12,639	11,328	11,701	11,766	11,578	11,010	11,086	10,843	10,709	9,836	9,633	10,412	10,974	10,713	10,071	10,364	11,026	11,232	11,180	11,147	11,323	11,091	10,420	10,824	10,610	10,696	10,000
C000125495
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 23,611	23,802	24,318	22,540	22,999	22,014	23,133	21,747	20,733	21,307	19,570	18,289	19,235	20,222	20,636	19,609	17,939	18,225	18,408	19,434	19,299	17,835	18,737	17,841	15,923	17,679	18,180	16,353	18,039	17,580	18,885	19,019	19,019	20,147	19,264	19,732	18,992	19,164	18,844	19,128	19,430	19,022	18,287	17,476	15,942	15,610	14,525	12,740	12,241	12,888	12,417	12,017	11,869	11,354	10,116	13,178	14,739	15,270	14,897	14,584	14,448	14,065	14,604	14,463	13,541	14,690	13,945	14,297	13,547	12,196	13,845	13,687	15,061	15,517	15,073	14,762	14,685	14,284	14,267	14,225	14,941	14,604	14,772	14,310	14,170	13,288	13,549	13,306	12,992	13,318	13,318	13,466	13,257	13,261	12,789	11,460	11,830	11,890	11,694	11,113	11,187	10,938	10,795	9,909	9,703	10,480	11,043	10,775	10,125	10,414	11,074	11,275	11,215	11,181	11,351	11,112	10,433	10,835	10,617	10,700	10,000
C000018134
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 23,478	23,669	24,182	22,413	22,870	21,900	23,003	21,634	20,616	21,196	19,462	18,188	19,138	20,112	20,523	19,510	17,847	18,132	18,322	19,336	19,201	17,744	18,647	17,755	15,851	17,593	18,092	16,280	17,951	17,495	18,801	18,934	18,934	20,058	19,182	19,643	18,911	19,082	18,763	19,047	19,348	18,946	18,209	17,406	15,878	15,548	14,468	12,688	12,197	12,841	12,372	11,973	11,826	11,312	10,079	13,130	14,692	15,216	14,848	14,537	14,401	14,019	14,557	14,421	13,497	14,642	13,904	14,255	13,512	12,165	13,810	13,652	15,019	15,479	15,036	14,725	14,653	14,253	14,236	14,193	14,908	14,572	14,743	14,285	14,141	13,263	13,528	13,282	12,972	13,293	13,297	13,445	13,240	13,244	12,774	11,445	11,815	11,875	11,683	11,102	11,175	10,927	10,787	9,902	9,696	10,472	11,038	10,771	10,120	10,409	11,069	11,271	11,214	11,176	11,349	11,110	10,434	10,837	10,615	10,701	10,000
C000018135
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 22,893	23,086	23,587	21,873	22,325	21,372	22,460	21,122	20,140	20,708	19,024	17,779	18,713	19,671	20,078	19,088	17,468	17,747	17,931	18,929	18,809	17,388	18,265	17,402	15,534	17,246	17,742	15,965	17,614	17,169	18,449	18,591	18,591	19,702	18,842	19,299	18,581	18,759	18,445	18,729	19,026	18,634	17,917	17,128	15,633	15,307	14,247	12,495	12,012	12,655	12,188	11,803	11,655	11,155	9,941	12,957	14,495	15,016	14,656	14,352	14,226	13,851	14,383	14,251	13,340	14,479	13,745	14,099	13,366	12,035	13,668	13,514	14,869	15,328	14,891	14,591	14,518	14,123	14,110	14,071	14,788	14,458	14,626	14,176	14,035	13,166	13,429	13,193	12,884	13,208	13,212	13,364	13,162	13,170	12,702	11,383	11,757	11,820	11,630	11,055	11,129	10,882	10,744	9,866	9,665	10,441	11,006	10,742	10,094	10,386	11,047	11,250	11,196	11,161	11,333	11,101	10,425	10,828	10,611	10,698	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,586	10,409	10,168	9,895	9,881	9,753	10,006	9,951	10,078	10,219	9,811	9,340	9,453	9,737	9,872	9,804	9,805	10,001	9,957	9,652	9,983	9,666	9,614	9,182	9,246	9,746	10,147	9,936	10,265	10,237	10,830	11,171	11,305	11,541	11,558	11,591	11,620	11,830	11,879	11,723	11,827	11,717	11,571	11,798	12,005	12,112	11,951	11,738	11,726	11,769	11,787	11,422	11,322	11,272	11,055	11,309	11,233	11,092	11,027	11,111	11,038	11,151	10,929	10,960	10,722	10,579	10,610	10,479	10,540	10,381	10,176	10,144	10,259	10,348	10,337	10,354	10,401	10,480	10,651	10,538	10,633	10,508	10,471	10,356	10,396	10,490	10,387	10,215	10,224	10,069	9,956	9,941	9,894	9,784	9,829	10,236	10,528	10,470	10,522	10,443	10,147	10,284	10,149	9,882	9,667	9,584	9,533	9,694	9,674	9,624	9,613	9,592	9,634	9,809	9,706	9,801	9,881	9,896	9,965	10,001	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,586	10,409	10,168	9,895	9,881	9,753	10,006	9,951	10,078	10,219	9,811	9,340	9,453	9,737	9,872	9,804	9,805	10,001	9,957	9,652	9,983	9,666	9,614	9,182	9,246	9,746	10,147	9,936	10,265	10,237	10,830	11,171	11,305	11,541	11,558	11,591	11,620	11,830	11,879	11,723	11,827	11,717	11,571	11,798	12,005	12,112	11,951	11,738	11,726	11,769	11,787	11,422	11,322	11,272	11,055	11,309	11,233	11,092	11,027	11,111	11,038	11,151	10,929	10,960	10,722	10,579	10,610	10,479	10,540	10,381	10,176	10,144	10,259	10,348	10,337	10,354	10,401	10,480	10,651	10,538	10,633	10,508	10,471	10,356	10,396	10,490	10,387	10,215	10,224	10,069	9,956	9,941	9,894	9,784	9,829	10,236	10,528	10,470	10,522	10,443	10,147	10,284	10,149	9,882	9,667	9,584	9,533	9,694	9,674	9,624	9,613	9,592	9,634	9,809	9,706	9,801	9,881	9,896	9,965	10,001	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,586	10,409	10,168	9,895	9,881	9,753	10,006	9,951	10,078	10,219	9,811	9,340	9,453	9,737	9,872	9,804	9,805	10,001	9,957	9,652	9,983	9,666	9,614	9,182	9,246	9,746	10,147	9,936	10,265	10,237	10,830	11,171	11,305	11,541	11,558	11,591	11,620	11,830	11,879	11,723	11,827	11,717	11,571	11,798	12,005	12,112	11,951	11,738	11,726	11,769	11,787	11,422	11,322	11,272	11,055	11,309	11,233	11,092	11,027	11,111	11,038	11,151	10,929	10,960	10,722	10,579	10,610	10,479	10,540	10,381	10,176	10,144	10,259	10,348	10,337	10,354	10,401	10,480	10,651	10,538	10,633	10,508	10,471	10,356	10,396	10,490	10,387	10,215	10,224	10,069	9,956	9,941	9,894	9,784	9,829	10,236	10,528	10,470	10,522	10,443	10,147	10,284	10,149	9,882	9,667	9,584	9,533	9,694	9,674	9,624	9,613	9,592	9,634	9,809	9,706	9,801	9,881	9,896	9,965	10,001	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,403	11,253	11,093	10,840	10,739	10,560	10,833	10,734	10,888	10,918	10,515	10,060	10,221	10,488	10,555	10,562	10,600	10,717	10,652	10,388	10,664	10,346	10,393	10,024	10,156	10,614	10,923	10,662	10,832	10,763	11,187	11,507	11,637	11,893	11,924	11,888	11,892	11,996	12,018	11,886	11,803	11,764	11,672	11,820	11,993	12,079	12,063	11,946	11,999	12,006	12,103	11,925	11,851	11,796	11,590	11,658	11,452	11,236	11,244	11,250	11,216	11,276	10,991	10,967	10,831	10,642	10,639	10,439	10,445	10,335	10,149	10,088	10,169	10,235	10,169	10,167	10,179	10,107	10,183	10,118	10,215	10,334	10,287	10,300		10,343	10,251	10,207	10,218	10,140	10,062	10,067
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,918	10,774	10,621	10,379	10,281	10,110	10,372	10,277	10,424	10,453	10,067	9,631	9,786	10,041	10,105	10,112	10,149	10,260	10,199	9,946	10,210	9,905	9,950	9,597	9,723	10,162	10,458	10,208	10,371	10,304	10,711	11,017	11,141	11,387	11,416	11,382	11,385	11,485	11,507	11,379	11,300	11,263	11,175	11,316	11,482	11,565	11,549	11,437	11,488	11,494	11,588	11,417	11,346	11,293	11,096	11,162	10,964	10,757	10,765	10,770		10,796	10,523	10,500	10,370	10,189	10,186	9,994
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 12,186	12,019	11,855	11,595	11,495	11,314	11,589	11,489	11,647	11,674	11,259	10,792	10,948	11,210	11,277	11,286	11,322	11,464	11,392	11,080	11,375	11,042	11,095	10,713	10,847	11,309	11,611	11,365	11,548	11,493	11,968	12,319	12,465	12,777	12,818	12,759	12,753	12,891	12,917	12,749	12,621	12,557	12,447	12,643	12,868	13,004	12,992	12,821	12,899	12,905	13,056	12,799	12,688	12,615	12,341	12,479	12,223	11,939	11,962	11,973	11,940	12,031	11,651	11,633	11,463	11,243	11,237	11,003	11,010	10,882	10,683	10,633	10,726	10,798	10,728	10,719	10,740	10,663	10,755	10,685	10,802	10,928	10,871	10,884	10,874	10,937	10,832	10,787	10,784	10,695	10,608	10,617	10,537	10,507	10,485	10,770	10,876	10,896	10,918	10,832	10,599	10,601	10,550	10,428	10,340	10,197	10,241	10,274	10,273	10,202	10,226	10,152	10,279	10,314	10,369	10,318	10,451	10,182	10,174	10,099	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	16,097	15,839	15,537	15,392	15,224	15,369	15,189	15,145	15,145	14,601	13,968	14,133	14,302	14,263	14,069	13,837	13,965	13,827	13,681	13,859	13,351	13,434	13,149	12,816	13,346	13,661	12,899	13,831	13,797	14,305	14,471	14,621	15,032	14,756	14,901	14,926	14,928	14,852	14,795	14,600	14,557	14,400	14,379	14,326	14,279	14,015	13,482	13,414	13,553	13,425	12,824	12,700	12,164	11,640	13,146	13,334	13,331	13,069	13,027	12,991	12,944	12,892	12,820	12,534	12,685	12,507	12,391	12,188	11,661	11,916	12,019	12,215	12,147	12,058	11,928	11,880	11,883	11,807	11,878	11,980	11,909	11,873	11,903	11,853	11,748	11,752	11,624	11,608	11,508	11,377	11,402	11,238	11,077	10,877	10,929	10,887	10,815	10,593	10,314	10,220	10,157	9,775	9,359	9,305	9,457	9,702	9,922	9,657	9,915	10,091	10,150	10,303	10,272	10,149	10,205	9,965	9,900	10,045	10,119	10,000
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,351	12,168	12,074	11,862	11,770	11,571	11,769	11,673	11,800	11,779	11,470	11,168	11,249	11,461	11,564	11,550	11,589	11,729	11,716	11,387	11,545	11,338	11,454	11,249	11,111	11,898	12,223	11,713	12,096	12,217	12,472	12,709	12,601	12,861	12,820	12,707	12,564	12,655	12,677	12,348	12,274	12,127	11,959	11,982	12,178	12,138	12,000	11,867	11,944	11,989	11,859	11,593	11,465	11,430	11,121	11,320	11,166	10,936	10,895	10,878	10,850	11,000	10,744	10,706	10,615	10,443	10,408	10,220	10,222	10,086	10,031	9,983	10,129	10,236	10,163	10,212	10,172	10,128	10,134	10,029	10,127	10,215	10,122	10,109		10,153	10,046	10,001	10,097	10,101	10,042	10,047
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,847	12,657	12,559	12,339	12,243	12,036	12,242	12,142	12,274	12,253	11,931	11,617	11,701	11,921	12,029	12,014	12,054	12,200	12,187	11,845	12,009	11,793	11,915	11,701	11,557	12,376	12,714	12,184	12,582	12,708	12,973	13,219	13,107	13,378	13,336	13,217	13,069	13,163	13,186	12,844	12,767	12,614	12,440	12,464	12,668	12,626	12,483	12,344	12,424	12,470	12,336	12,059	11,925	11,890	11,568	11,775	11,614	11,375	11,332	11,315	11,286	11,442	11,176	11,137	11,042	10,862	10,826	10,631	10,632	10,491	10,434	10,385	10,536	10,648	10,572	10,623	10,580	10,535	10,541	10,432	10,534	10,625	10,529	10,515	10,493	10,560	10,449	10,403	10,503	10,507	10,445	10,451	10,402	10,315	10,325	10,527	10,570	10,512	10,559	10,469	10,255	10,329	10,293	10,111	10,000	9,854	9,932	9,942	9,917	9,976	10,052	10,032	10,130	10,214	10,140	10,188	10,312	9,997	10,112	10,085	10,000
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,847	12,657	12,559	12,339	12,243	12,036	12,242	12,142	12,274	12,253	11,931	11,617	11,701	11,921	12,029	12,014	12,054	12,200	12,187	11,845	12,009	11,793	11,915	11,701	11,557	12,376	12,714	12,184	12,582	12,708	12,973	13,219	13,107	13,378	13,336	13,217	13,069	13,163	13,186	12,844	12,767	12,614	12,440	12,464	12,668	12,626	12,483	12,344	12,424	12,470	12,336	12,059	11,925	11,890	11,568	11,775	11,614	11,375	11,332	11,315	11,286	11,442	11,176	11,137	11,042	10,862	10,826	10,631	10,632	10,491	10,434	10,385	10,536	10,648	10,572	10,623	10,580	10,535	10,541	10,432	10,534	10,625	10,529	10,515	10,493	10,560	10,449	10,403	10,503	10,507	10,445	10,451	10,402	10,315	10,325	10,527	10,570	10,512	10,559	10,469	10,255	10,329	10,293	10,111	10,000	9,854	9,932	9,942	9,917	9,976	10,052	10,032	10,130	10,214	10,140	10,188	10,312	9,997	10,112	10,085	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,358	16,097	15,839	15,537	15,392	15,224	15,369	15,189	15,145	15,145	14,601	13,968	14,133	14,302	14,263	14,069	13,837	13,965	13,827	13,681	13,859	13,351	13,434	13,149	12,816	13,346	13,661	12,899	13,831	13,797	14,305	14,471	14,621	15,032	14,756	14,901	14,926	14,928	14,852	14,795	14,600	14,557	14,400	14,379	14,326	14,279	14,015	13,482	13,414	13,553	13,425	12,824	12,700	12,164	11,640	13,146	13,334	13,331	13,069	13,027	12,991	12,944	12,892	12,820	12,534	12,685	12,507	12,391	12,188	11,661	11,916	12,019	12,215	12,147	12,058	11,928	11,880	11,883	11,807	11,878	11,980	11,909	11,873	11,903	11,853	11,748	11,752	11,624	11,608	11,508	11,377	11,402	11,238	11,077	10,877	10,929	10,887	10,815	10,593	10,314	10,220	10,157	9,775	9,359	9,305	9,457	9,702	9,922	9,657	9,915	10,091	10,150	10,303	10,272	10,149	10,205	9,965	9,900	10,045	10,119	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,147	12,017	11,880	11,661	11,569	11,431	11,587	11,513	11,629	11,605	11,342	11,047	11,099	11,219	11,221	11,192	11,268	11,352	11,284	11,030	11,232	11,026	11,046	10,812	10,859	11,158	11,385	11,202	11,328	11,245	11,474	11,762	11,840	12,016	12,031	12,017	12,085	12,155	12,175	12,082	12,072	12,024	11,965	12,058	12,158	12,191	12,166	12,106	12,133	12,135	12,149	12,059	11,985	11,895	11,729	11,781	11,617	11,454	11,440	11,457	11,412	11,454	11,254	11,258	11,138	10,995	10,974	10,827	10,818	10,725	10,584	10,536	10,551	10,593	10,531	10,528	10,535	10,472	10,527	10,490	10,538	10,632	10,619	10,652	10,653	10,701	10,638	10,589	10,608	10,556	10,491	10,486	10,437	10,409	10,402	10,585	10,629	10,615	10,642	10,612	10,462	10,474	10,446	10,372	10,322	10,197	10,231	10,257	10,268	10,199	10,208	10,171	10,232	10,231	10,235	10,185	10,257	10,089	10,121	10,070	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,147	12,017	11,880	11,661	11,569	11,431	11,587	11,513	11,629	11,605	11,342	11,047	11,099	11,219	11,221	11,192	11,268	11,352	11,284	11,030	11,232	11,026	11,046	10,812	10,859	11,158	11,385	11,202	11,328	11,245	11,474	11,762	11,840	12,016	12,031	12,017	12,085	12,155	12,175	12,082	12,072	12,024	11,965	12,058	12,158	12,191	12,166	12,106	12,133	12,135	12,149	12,059	11,985	11,895	11,729	11,781	11,617	11,454	11,440	11,457	11,412	11,454	11,254	11,258	11,138	10,995	10,974	10,827	10,818	10,725	10,584	10,536	10,551	10,593	10,531	10,528	10,535	10,472	10,527	10,490	10,538	10,632	10,619	10,652	10,653	10,701	10,638	10,589	10,608	10,556	10,491	10,486	10,437	10,409	10,402	10,585	10,629	10,615	10,642	10,612	10,462	10,474	10,446	10,372	10,322	10,197	10,231	10,257	10,268	10,199	10,208	10,171	10,232	10,231	10,235	10,185	10,257	10,089	10,121	10,070	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 11,229	11,108	10,982	10,779	10,694	10,566	10,711	10,643	10,749	10,727	10,484	10,212	10,259	10,371	10,373	10,345	10,416	10,494	10,430	10,196	10,383	10,193	10,211	9,994	10,038	10,314	10,524	10,355	10,472	10,394	10,606	10,872	10,944	11,107	11,122	11,109	11,171	11,236	11,254	11,168	11,159	11,115	11,060	11,146	11,238	11,270	11,246	11,191	11,216	11,217	11,230	11,147	11,079	10,995	10,842	10,890	10,739	10,588	10,575	10,591		10,587	10,403	10,406	10,296	10,164	10,144	10,009
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,147	12,017	11,880	11,661	11,569	11,431	11,587	11,513	11,629	11,605	11,342	11,047	11,099	11,219	11,221	11,192	11,268	11,352	11,284	11,030	11,232	11,026	11,046	10,812	10,859	11,158	11,385	11,202	11,328	11,245	11,474	11,762	11,840	12,016	12,031	12,017	12,085	12,155	12,175	12,082	12,072	12,024	11,965	12,058	12,158	12,191	12,166	12,106	12,133	12,135	12,149	12,059	11,985	11,895	11,729	11,781	11,617	11,454	11,440	11,457	11,412	11,454	11,254	11,258	11,138	10,995	10,974	10,827	10,818	10,725	10,584	10,536	10,551	10,593	10,531	10,528	10,535	10,472	10,527	10,490	10,538	10,632	10,619	10,652	10,653	10,701	10,638	10,589	10,608	10,556	10,491	10,486	10,437	10,409	10,402	10,585	10,629	10,615	10,642	10,612	10,462	10,474	10,446	10,372	10,322	10,197	10,231	10,257	10,268	10,199	10,208	10,171	10,232	10,231	10,235	10,185	10,257	10,089	10,121	10,070	10,000
NATIXIS INDEX: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,590	11,454	11,275	10,992	10,867	10,659	10,979	10,865	11,037	11,079	10,633	10,125	10,327	10,649	10,731	10,736	10,785	10,863	10,805	10,605	10,884	10,544	10,586	10,184	10,332	10,862	11,236	10,899	11,069	10,955	11,341	11,645	11,760	11,937	11,948	11,960	11,984	12,031	12,050	11,974	11,976	11,989	11,921	11,987	12,071	12,063	12,032	12,018	12,026	12,035	12,029	11,997	11,992	11,967	11,885	11,803	11,675	11,578	11,551	11,546	11,505	11,504	11,390	11,347	11,264	11,116	11,120	10,959	10,965	10,878	10,687	10,595	10,660	10,724	10,657	10,667	10,664	10,589	10,643	10,578	10,647	10,771	10,737	10,753	10,754	10,783	10,703	10,654	10,696	10,629	10,560	10,556	10,508	10,508	10,510	10,692	10,723	10,697	10,686	10,660	10,569	10,555	10,537	10,500	10,459	10,324	10,333	10,348	10,343	10,279	10,273	10,209	10,288	10,290	10,286	10,246	10,267	10,174	10,161	10,096	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,042	22,028	22,449	20,010	20,353	19,444	20,767	19,895	19,265	20,182	17,948	16,466	17,510	18,472	19,406	18,044	16,716	17,052	17,488	18,839	19,283	17,604	18,840	18,281	16,237	18,079	18,670	17,022	18,888	18,532	20,091	19,705	19,385	20,585	19,778	20,478	19,726	20,129	19,604	20,332	20,456	19,838	19,445	18,479	16,892	16,048	14,870	12,464	12,033	12,621	11,976	11,734	11,403	11,085	9,868	13,100	14,510	15,337	14,818	14,479	14,137	13,447	14,241	14,219	13,367	14,556	14,026	14,442	13,902	12,531	14,254	14,028	15,407	15,799	15,432	15,164	15,073	14,244	14,001	13,830	14,558	14,381	14,520	14,111	14,093	13,161	13,493	13,408	12,955	13,371	13,318	13,432	13,241	13,336	12,807	11,306	11,691	11,599	11,318	10,738	10,706	10,513	10,295	9,507	9,443	10,123	10,686	10,391	9,840	10,193	10,719	11,023	11,009	10,918	11,156	10,971	10,484	10,940	10,649	10,699	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,042	22,028	22,449	20,010	20,353	19,444	20,767	19,895	19,265	20,182	17,948	16,466	17,510	18,472	19,406	18,044	16,716	17,052	17,488	18,839	19,283	17,604	18,840	18,281	16,237	18,079	18,670	17,022	18,888	18,532	20,091	19,705	19,385	20,585	19,778	20,478	19,726	20,129	19,604	20,332	20,456	19,838	19,445	18,479	16,892	16,048	14,870	12,464	12,033	12,621	11,976	11,734	11,403	11,085	9,868	13,100	14,510	15,337	14,818	14,479	14,137	13,447	14,241	14,219	13,367	14,556	14,026	14,442	13,902	12,531	14,254	14,028	15,407	15,799	15,432	15,164	15,073	14,244	14,001	13,830	14,558	14,381	14,520	14,111	14,093	13,161	13,493	13,408	12,955	13,371	13,318	13,432	13,241	13,336	12,807	11,306	11,691	11,599	11,318	10,738	10,706	10,513	10,295	9,507	9,443	10,123	10,686	10,391	9,840	10,193	10,719	11,023	11,009	10,918	11,156	10,971	10,484	10,940	10,649	10,699	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,042	22,028	22,449	20,010	20,353	19,444	20,767	19,895	19,265	20,182	17,948	16,466	17,510	18,472	19,406	18,044	16,716	17,052	17,488	18,839	19,283	17,604	18,840	18,281	16,237	18,079	18,670	17,022	18,888	18,532	20,091	19,705	19,385	20,585	19,778	20,478	19,726	20,129	19,604	20,332	20,456	19,838	19,445	18,479	16,892	16,048	14,870	12,464	12,033	12,621	11,976	11,734	11,403	11,085	9,868	13,100	14,510	15,337	14,818	14,479	14,137	13,447	14,241	14,219	13,367	14,556	14,026	14,442	13,902	12,531	14,254	14,028	15,407	15,799	15,432	15,164	15,073	14,244	14,001	13,830	14,558	14,381	14,520	14,111	14,093	13,161	13,493	13,408	12,955	13,371	13,318	13,432	13,241	13,336	12,807	11,306	11,691	11,599	11,318	10,738	10,706	10,513	10,295	9,507	9,443	10,123	10,686	10,391	9,840	10,193	10,719	11,023	11,009	10,918	11,156	10,971	10,484	10,940	10,649	10,699	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,042	$ 22,028	$ 22,449	$ 20,010	$ 20,353	$ 19,444	$ 20,767	$ 19,895	$ 19,265	$ 20,182	$ 17,948	$ 16,466	$ 17,510	$ 18,472	$ 19,406	$ 18,044	$ 16,716	$ 17,052	$ 17,488	$ 18,839	$ 19,283	$ 17,604	$ 18,840	$ 18,281	$ 16,237	$ 18,079	$ 18,670	$ 17,022	$ 18,888	$ 18,532	$ 20,091	$ 19,705	$ 19,385	$ 20,585	$ 19,778	$ 20,478	$ 19,726	$ 20,129	$ 19,604	$ 20,332	$ 20,456	$ 19,838	$ 19,445	$ 18,479	$ 16,892	$ 16,048	$ 14,870	$ 12,464	$ 12,033	$ 12,621	$ 11,976	$ 11,734	$ 11,403	$ 11,085	$ 9,868	$ 13,100	$ 14,510	$ 15,337	$ 14,818	$ 14,479	$ 14,137	$ 13,447	$ 14,241	$ 14,219	$ 13,367	$ 14,556	$ 14,026	$ 14,442	$ 13,902	$ 12,531	$ 14,254	$ 14,028	$ 15,407	$ 15,799	$ 15,432	$ 15,164	$ 15,073	$ 14,244	$ 14,001	$ 13,830	$ 14,558	$ 14,381	$ 14,520	$ 14,111	$ 14,093	$ 13,161	$ 13,493	$ 13,408	$ 12,955	$ 13,371	$ 13,318	$ 13,432	$ 13,241	$ 13,336	$ 12,807	$ 11,306	$ 11,691	$ 11,599	$ 11,318	$ 10,738	$ 10,706	$ 10,513	$ 10,295	$ 9,507	$ 9,443	$ 10,123	$ 10,686	$ 10,391	$ 9,840	$ 10,193	$ 10,719	$ 11,023	$ 11,009	$ 10,918	$ 11,156	$ 10,971	$ 10,484	$ 10,940	$ 10,649	$ 10,699	$ 10,000